Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 03, 2023 $ / shares	May 30, 2026 USD ($) $ / DozenProduced $ / shares	May 31, 2025 USD ($) $ / DozenProduced $ / shares	Jun. 01, 2024 USD ($) $ / DozenProduced $ / shares	Jun. 03, 2023 USD ($) $ / DozenProduced $ / shares	May 28, 2022 USD ($) $ / DozenProduced $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. Further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance is described under “Compensation Discussion & Analysis” beginning on page 26.

On September 30, 2022, Adolphus B. Baker stepped down as the Company’s CEO and continues to serve as the Company’s Board Chair and as an executive officer of the Company. On September 30, 2022, Sherman L. Miller was named the CEO. The following table sets forth information concerning the compensation of our CEOs and other named executive officers for each of the fiscal years 2026, 2025, 2024, 2023, and 2022 and our financial performance for each such fiscal year:

							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for CEO - Adolphus B. Baker ($)	Summary Compensation Table Total for CEO - Sherman L. Miller ($)(2)	Compensation Actually Paid to CEO - Adolphus B. Baker ($)(2)(3)	Compensation Actually Paid to CEO - Sherman L. Miller ($)(2)(3)	Average Summary Compensation Table Total for NEOs ($)	Average Compensation Actually Paid to NEOs ($)(2)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income ($)	Net Income per Dozen Produced ($) (5)
2026	--	2,109,221	--	1,955,973	1,163,771	1,058,308	276.80	93.33	318,112,000	0.273
2025	--	1,692,760	--	1,962,411	1,169,254	1,412,888	337.66	95.52	1,218,232,000	1.072
2024	--	1,107,975	--	1,223,640	834,401	950,022	201.88	103.03	276,282,000	0.271
2023	985,228	1,149,427	958,998	1,126,150	781,668	767,626	150.19	113.16	756,732,000	0.715
2022	1,292,812	--	1,594,506	--	634,433	739,489	138.27	107.14	132,441,000	0.130
(1)	The CEO and named executive officers included in the above compensation columns reflect the following:
Year	CEO	NEOs
2026	Sherman L. Miller	Max P. Bowman, Adolphus B. Baker, Michael T. Walters, Rob L. Holladay, Jr.
2025	Sherman L. Miller	Max P. Bowman, Adolphus B. Baker, Michael T. Walters, Rob L. Holladay, Jr.
2024	Sherman L. Miller	Max P. Bowman, Adolphus B. Baker, Michael T. Walters, Rob L. Holladay, Jr.
2023	Adolphus B. Baker, Sherman L. Miller	Max P. Bowman, Michael T. Walters, Charles J. Hardin, Rob L. Holladay, Jr.
2022	Adolphus B. Baker	Sherman L. Miller, Max P. Bowman, Charles J. Hardin, Rob L. Holladay, Jr.
(2)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price. For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2026 - $74.72; for 2025 - $95.93; for 2024 - $61.67; for 2023 - $47.56; for 2022 - $48.16.
(3)	2026 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the named executive officers reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	CEO ($)	Average of NEOs ($)
Total Reported in 2026 Summary Compensation Table (SCT)	2,109,221	1,163,771
Less, Value of Stock & Option Awards Reported in SCT	(296,787)	(155,855)
Less, Change in Pension Value in SCT	(36,135)	(11,652)
Plus, Pension Service Cost and impact of Pension Plan Amendments	36,392	8,675
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	306,128	160,760
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(95,806)	(64,892)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(67,040)	(42,499)
Total Adjustments	(153,248)	(105,463)
“Compensation Actually Paid” in Fiscal Year 2026	1,955,973	1,058,308

	CEO ($)	Average of NEOs ($)
Total Reported in 2025 Summary Compensation Table (SCT)	1,692,760	1,169,254
Less, Value of Stock & Option Awards Reported in SCT	(179,361)	(120,940)
Less, Change in Pension Value in SCT	(35,113)	(50,874)
Plus, Pension Service Cost and impact of Pension Plan Amendments	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	156,462	105,499
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	196,652	129,126
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	120,122	167,782
Total Adjustments	269,651	243,634
“Compensation Actually Paid” in Fiscal Year 2025	1,962,411	1,412,888

	CEO ($)	Average of NEOs ($)
Total Reported in 2024 Summary Compensation Table (SCT)	1,107,975	834,401
Less, Value of Stock & Option Awards Reported in SCT	(158,470)	(107,610)
Less, Change in Pension Value in SCT	(36,436)	(48,477)
Plus, Pension Service Cost and impact of Pension Plan Amendments	37,973	49,360
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	177,980	120,858
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	75,362	74,543
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	19,257	26,947
Total Adjustments	115,665	115,621
“Compensation Actually Paid” in Fiscal Year 2024	1,223,640	950,022

	CEO - Dolph Baker ($)	CEO - Sherman Miller ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	985,228	1,149,427	781,668
Less, Value of Stock & Option Awards Reported in SCT	(102,682)	(154,401)	(87,574)
Less, Change in Pension Value in SCT	--	(10,889)	(13,040)
Plus, Pension Service Cost and impact of Pension Plan Amendments	--	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	90,269	135,736	76,988
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(9,173)	(3,064)	(2,449)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(4,644)	(1,548)	(1,006)
Total Adjustments	(26,230)	(23,277)	(14,042)
“Compensation Actually Paid” in Fiscal Year 2023	958,998	1,126,150	767,626

	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	1,292,812	634,433
Less, Value of Stock & Option Awards Reported in SCT	(305,719)	(92,018)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	357,973	107,746
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	206,634	61,993
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	42,806	27,335
Total Adjustments	301,694	105,056
“Compensation Actually Paid” in Fiscal Year 2022	1,594,506	739,489
(4)	Company and Peer Group Total Shareholder Return (“TSR”) reflects the Company’s peer group (S&P Comp 1500 Food Products Industry Index) as reflected in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the applicable fiscal year. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on May 28, 2021.
(5)	Net income per dozen produced is a non-GAAP financial measure which is calculated as net income divided by the dozens produced.

Company Selected Measure Name			Net income per dozen produced
Named Executive Officers, Footnote
(1)	The CEO and named executive officers included in the above compensation columns reflect the following:
Year	CEO	NEOs
2026	Sherman L. Miller	Max P. Bowman, Adolphus B. Baker, Michael T. Walters, Rob L. Holladay, Jr.
2025	Sherman L. Miller	Max P. Bowman, Adolphus B. Baker, Michael T. Walters, Rob L. Holladay, Jr.
2024	Sherman L. Miller	Max P. Bowman, Adolphus B. Baker, Michael T. Walters, Rob L. Holladay, Jr.
2023	Adolphus B. Baker, Sherman L. Miller	Max P. Bowman, Michael T. Walters, Charles J. Hardin, Rob L. Holladay, Jr.
2022	Adolphus B. Baker	Sherman L. Miller, Max P. Bowman, Charles J. Hardin, Rob L. Holladay, Jr.

Peer Group Issuers, Footnote
(4)	Company and Peer Group Total Shareholder Return (“TSR”) reflects the Company’s peer group (S&P Comp 1500 Food Products Industry Index) as reflected in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the applicable fiscal year. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on May 28, 2021.

Adjustment To PEO Compensation, Footnote
(3)	2026 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the named executive officers reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	CEO ($)	Average of NEOs ($)
Total Reported in 2026 Summary Compensation Table (SCT)	2,109,221	1,163,771
Less, Value of Stock & Option Awards Reported in SCT	(296,787)	(155,855)
Less, Change in Pension Value in SCT	(36,135)	(11,652)
Plus, Pension Service Cost and impact of Pension Plan Amendments	36,392	8,675
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	306,128	160,760
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(95,806)	(64,892)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(67,040)	(42,499)
Total Adjustments	(153,248)	(105,463)
“Compensation Actually Paid” in Fiscal Year 2026	1,955,973	1,058,308

	CEO ($)	Average of NEOs ($)
Total Reported in 2025 Summary Compensation Table (SCT)	1,692,760	1,169,254
Less, Value of Stock & Option Awards Reported in SCT	(179,361)	(120,940)
Less, Change in Pension Value in SCT	(35,113)	(50,874)
Plus, Pension Service Cost and impact of Pension Plan Amendments	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	156,462	105,499
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	196,652	129,126
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	120,122	167,782
Total Adjustments	269,651	243,634
“Compensation Actually Paid” in Fiscal Year 2025	1,962,411	1,412,888

	CEO ($)	Average of NEOs ($)
Total Reported in 2024 Summary Compensation Table (SCT)	1,107,975	834,401
Less, Value of Stock & Option Awards Reported in SCT	(158,470)	(107,610)
Less, Change in Pension Value in SCT	(36,436)	(48,477)
Plus, Pension Service Cost and impact of Pension Plan Amendments	37,973	49,360
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	177,980	120,858
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	75,362	74,543
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	19,257	26,947
Total Adjustments	115,665	115,621
“Compensation Actually Paid” in Fiscal Year 2024	1,223,640	950,022

	CEO - Dolph Baker ($)	CEO - Sherman Miller ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	985,228	1,149,427	781,668
Less, Value of Stock & Option Awards Reported in SCT	(102,682)	(154,401)	(87,574)
Less, Change in Pension Value in SCT	--	(10,889)	(13,040)
Plus, Pension Service Cost and impact of Pension Plan Amendments	--	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	90,269	135,736	76,988
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(9,173)	(3,064)	(2,449)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(4,644)	(1,548)	(1,006)
Total Adjustments	(26,230)	(23,277)	(14,042)
“Compensation Actually Paid” in Fiscal Year 2023	958,998	1,126,150	767,626

	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	1,292,812	634,433
Less, Value of Stock & Option Awards Reported in SCT	(305,719)	(92,018)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	357,973	107,746
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	206,634	61,993
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	42,806	27,335
Total Adjustments	301,694	105,056
“Compensation Actually Paid” in Fiscal Year 2022	1,594,506	739,489

Non-PEO NEO Average Total Compensation Amount			$ 1,163,771	$ 1,169,254	$ 834,401	$ 781,668	$ 634,433
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,058,308	1,412,888	950,022	767,626	739,489
Adjustment to Non-PEO NEO Compensation Footnote
(3)	2026 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the named executive officers reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
	CEO ($)	Average of NEOs ($)
Total Reported in 2026 Summary Compensation Table (SCT)	2,109,221	1,163,771
Less, Value of Stock & Option Awards Reported in SCT	(296,787)	(155,855)
Less, Change in Pension Value in SCT	(36,135)	(11,652)
Plus, Pension Service Cost and impact of Pension Plan Amendments	36,392	8,675
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	306,128	160,760
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(95,806)	(64,892)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(67,040)	(42,499)
Total Adjustments	(153,248)	(105,463)
“Compensation Actually Paid” in Fiscal Year 2026	1,955,973	1,058,308

	CEO ($)	Average of NEOs ($)
Total Reported in 2025 Summary Compensation Table (SCT)	1,692,760	1,169,254
Less, Value of Stock & Option Awards Reported in SCT	(179,361)	(120,940)
Less, Change in Pension Value in SCT	(35,113)	(50,874)
Plus, Pension Service Cost and impact of Pension Plan Amendments	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	156,462	105,499
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	196,652	129,126
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	120,122	167,782
Total Adjustments	269,651	243,634
“Compensation Actually Paid” in Fiscal Year 2025	1,962,411	1,412,888

	CEO ($)	Average of NEOs ($)
Total Reported in 2024 Summary Compensation Table (SCT)	1,107,975	834,401
Less, Value of Stock & Option Awards Reported in SCT	(158,470)	(107,610)
Less, Change in Pension Value in SCT	(36,436)	(48,477)
Plus, Pension Service Cost and impact of Pension Plan Amendments	37,973	49,360
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	177,980	120,858
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	75,362	74,543
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	19,257	26,947
Total Adjustments	115,665	115,621
“Compensation Actually Paid” in Fiscal Year 2024	1,223,640	950,022

	CEO - Dolph Baker ($)	CEO - Sherman Miller ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	985,228	1,149,427	781,668
Less, Value of Stock & Option Awards Reported in SCT	(102,682)	(154,401)	(87,574)
Less, Change in Pension Value in SCT	--	(10,889)	(13,040)
Plus, Pension Service Cost and impact of Pension Plan Amendments	--	10,889	13,040
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	90,269	135,736	76,988
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(9,173)	(3,064)	(2,449)
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(4,644)	(1,548)	(1,006)
Total Adjustments	(26,230)	(23,277)	(14,042)
“Compensation Actually Paid” in Fiscal Year 2023	958,998	1,126,150	767,626

	CEO ($)	Average of NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	1,292,812	634,433
Less, Value of Stock & Option Awards Reported in SCT	(305,719)	(92,018)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	357,973	107,746
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	206,634	61,993
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	42,806	27,335
Total Adjustments	301,694	105,056
“Compensation Actually Paid” in Fiscal Year 2022	1,594,506	739,489

Compensation Actually Paid vs. Total Shareholder Return

Pay versus Performance Descriptive Disclosure

As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. We believe food quality and safety is an important measurement that provides a foundation for reliable and continued financial performance. Our financial performance measures prioritize operational efficiency and sustainable growth to maximize long-term shareholder value. We evaluate our ongoing business execution using Net Income per Dozen Produced and Segment Operating Income as primary operating metrics, while remaining aligned with delivering total shareholder return.

We believe the table above shows the strong link between compensation actually paid to our executives and our company’s performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis beginning on page 26. Specifically,

●	Our cumulative TSR during the past five years has increased each year except for 2026. Likewise, the CEO and other-NEO “compensation actually paid” has only increased when our TSR increased. Our cumulative TSR has exceeded our peer group’s cumulative TSR for each of the last five years.

Compensation Actually Paid vs. Net Income

Pay versus Performance Descriptive Disclosure

As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. We believe food quality and safety is an important measurement that provides a foundation for reliable and continued financial performance. Our financial performance measures prioritize operational efficiency and sustainable growth to maximize long-term shareholder value. We evaluate our ongoing business execution using Net Income per Dozen Produced and Segment Operating Income as primary operating metrics, while remaining aligned with delivering total shareholder return.

We believe the table above shows the strong link between compensation actually paid to our executives and our company’s performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis beginning on page 26. Specifically,

●	For the years reflected in the table, excluding 2024, our CEO and other-NEO “compensation actually paid” only increased when our Net Income and Net Income per Dozen Produced increased, demonstrating a strong correlation between pay and performance. However, Net Income and Net Income per Dozen Produced were lower in 2024 compared to 2023, which was a record year for us, while “compensation actually paid” for both the CEO and other-named executive officers increased. This was a result of the first full year for Mr. Miller as CEO and also adjustments made to compensation following the record year performance of the Company in 2023.

Compensation Actually Paid vs. Company Selected Measure

Pay versus Performance Descriptive Disclosure

As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. We believe food quality and safety is an important measurement that provides a foundation for reliable and continued financial performance. Our financial performance measures prioritize operational efficiency and sustainable growth to maximize long-term shareholder value. We evaluate our ongoing business execution using Net Income per Dozen Produced and Segment Operating Income as primary operating metrics, while remaining aligned with delivering total shareholder return.

We believe the table above shows the strong link between compensation actually paid to our executives and our company’s performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis beginning on page 26. Specifically,

●	The increases in CEO and other-NEO “compensation actually paid” generally correlates with the increase in TSR. Compensation actually paid increased each year our TSR increased, while it decreased in 2026 as TSR and Net Income per Dozen Produced was lower compared to 2025.

Total Shareholder Return Vs Peer Group

Pay versus Performance Descriptive Disclosure

As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. We believe food quality and safety is an important measurement that provides a foundation for reliable and continued financial performance. Our financial performance measures prioritize operational efficiency and sustainable growth to maximize long-term shareholder value. We evaluate our ongoing business execution using Net Income per Dozen Produced and Segment Operating Income as primary operating metrics, while remaining aligned with delivering total shareholder return.

We believe the table above shows the strong link between compensation actually paid to our executives and our company’s performance, consistent with our compensation philosophy and as described in our Compensation Discussion and Analysis beginning on page 26. Specifically,

●	Our cumulative TSR during the past five years has increased each year except for 2026. Likewise, the CEO and other-NEO “compensation actually paid” has only increased when our TSR increased. Our cumulative TSR has exceeded our peer group’s cumulative TSR for each of the last five years.

Tabular List, Table

Financial Performance Measures

As described in greater detail in “Compensation Discussion & Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for our incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our stockholders. The most important financial and non-financial performance measures used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed fiscal year to the Company’s performance are as follows:

Net income per dozen produced	Relative total shareholder return
Segment operating income	Food quality and safety

Total Shareholder Return Amount			$ 276.8	337.66	201.88	150.19	138.27
Peer Group Total Shareholder Return Amount			$ 93.33	$ 95.52	$ 103.03	$ 113.16	$ 107.14
Company Selected Measure Amount | $ / DozenProduced			0.273	1.072	0.271	0.715	0.13
PEO Name	Adolphus B. Baker	Sherman L. Miller	Sherman L. Miller	Sherman L. Miller	Sherman L. Miller		Adolphus B. Baker
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 318,112,000	$ 1,218,232,000	$ 276,282,000	$ 756,732,000	$ 132,441,000
Share Price | $ / shares		$ 47.56	$ 74.72	$ 95.93	$ 61.67	$ 47.56	$ 48.16
Measure:: 1
Pay vs Performance Disclosure
Name			Net income per dozen produced
Non-GAAP Measure Description
(5)	Net income per dozen produced is a non-GAAP financial measure which is calculated as net income divided by the dozens produced.

Measure:: 2
Pay vs Performance Disclosure
Name			Relative total shareholder return
Measure:: 3
Pay vs Performance Disclosure
Name			Segment operating income
Measure:: 4
Pay vs Performance Disclosure
Name			Food quality and safety
Adolphus B. Baker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 0	$ 985,228	$ 1,292,812
PEO Actually Paid Compensation Amount			0	0	0	958,998	1,594,506
Sherman L. Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,109,221	1,692,760	1,107,975	1,149,427	0
PEO Actually Paid Compensation Amount			1,955,973	1,962,411	1,223,640	1,126,150	0
PEO | Adolphus B. Baker [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(26,230)	301,694
PEO | Adolphus B. Baker [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Adolphus B. Baker [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Adolphus B. Baker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(102,682)	(305,719)
PEO | Adolphus B. Baker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						90,269	357,973
PEO | Adolphus B. Baker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(9,173)	206,634
PEO | Adolphus B. Baker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(4,644)	42,806
PEO | Sherman L. Miller [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(153,248)	269,651	115,665	(23,277)
PEO | Sherman L. Miller [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(36,135)	(35,113)	(36,436)	(10,889)
PEO | Sherman L. Miller [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			36,392	10,889	37,973	10,889
PEO | Sherman L. Miller [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(296,787)	(179,361)	(158,470)	(154,401)
PEO | Sherman L. Miller [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			306,128	156,462	177,980	135,736
PEO | Sherman L. Miller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(95,806)	196,652	75,362	(3,064)
PEO | Sherman L. Miller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(67,040)	120,122	19,257	(1,548)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(105,463)	243,634	115,621	(14,042)	105,056
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,652)	(50,874)	(48,477)	(13,040)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,675	13,040	49,360	13,040
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(155,855)	(120,940)	(107,610)	(87,574)	(92,018)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			160,760	105,499	120,858	76,988	107,746
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(64,892)	129,126	74,543	(2,449)	61,993
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (42,499)	$ 167,782	$ 26,947	$ (1,006)	$ 27,335